Expense Example {- Fidelity Freedom® 2015 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-09 - Fidelity Freedom® 2015 Fund - Class K6	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 41
3 years	128
5 years	221
10 years	$ 484